Goodwill and Other Intangible Assets - Schedule of Estimated Amortization Expense of Other Intangible Assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Aggregate estimated amortization expense
2026	$ 9,438
2027	8,067
2028	3,826
2029	1,025
2030	$ 1,025